FINANCIAL DEBT - Nature and movements of financial debt (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Debt
Balance at ending	$ 266,921	$ 302,185
Cash flows	(13,512)	(45,872)
Accrued interest	15,563	21,093
Exchange differences, currency translation adjustments and others	(37,315)	14,624
Balance at beginning	302,185	312,340
Bank overdrafts
Financial Debt
Balance at ending	12,184	5,967
Cash flows	10,156
Exchange differences, currency translation adjustments and others	(3,939)
Balance at beginning	5,967
Bank and other financial entities loans - principal
Financial Debt
Balance at ending	90,322	122,357
Cash flows	(15,943)
Exchange differences, currency translation adjustments and others	(16,092)
Balance at beginning	122,357
Principal amount	6,992
Notes - principals
Financial Debt
Balance at ending	111,364	106,144
Cash flows	21,802
Exchange differences, currency translation adjustments and others	(16,582)
Balance at beginning	106,144
DFI
Financial Debt
Balance at ending	185	796
Cash flows	(2,959)
Exchange differences, currency translation adjustments and others	2,348
Balance at beginning	796
Loans for purchase of equipment's
Financial Debt
Balance at ending	7,511	9,986
Cash flows	(2,095)
Exchange differences, currency translation adjustments and others	(380)
Balance at beginning	9,986
Loans that do not represent cash movement	1,446	376
Accrued interest and related expenses
Financial Debt
Balance at ending	45,355	$ 56,935
Cash flows	(24,473)
Accrued interest	15,563
Exchange differences, currency translation adjustments and others	(2,670)
Balance at beginning	$ 56,935